FINANCIAL INVESTORS TRUST

GRANDEUR PEAK GLOBAL STALWARTS FUND

GRANDEUR PEAK INTERNATIONAL STALWARTS FUND

GRANDEUR PEAK GLOBAL MICRO CAP FUND

 (THE “FUNDS”)

SUPPLEMENT DATED APRIL 11, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JUNE 29, 2015, AS SUPPLEMENTED

The paragraph under the sub-section “Partial Portfolio Holdings” under the “Disclosure of Portfolio Holdings” section in the Funds’ Statement of Additional Information is hereby deleted.

Please retain this supplement for future reference.